Equity investment	12 Months Ended
Dec. 31, 2023
Equity investment
Equity investment
7	Equity investment

On May 31, 2019, iClick Cayman and VGI Global Media PLC (“VGI”), an online-to-offline solutions provider across advertising, payment and logistics platforms in Thailand, jointly established a new company namely V-Click Technology Company Limited (“V-Click”). VGI holds a majority stake of 51% in V-Click and iClick Cayman holds the remaining 49% stake. The investment was accounted for as an equity-method investment due to the significant influence iClick Cayman has over the operating and financial policies of V-Click.

(a)	Investment in an equity investee

Movements on the Company’s investment in V-Click during the years ended December 31, 2022 and 2023 were as follows:

	For the years ended
	December 31,
	2022	2023
Balance at the beginning of year	354	279
Share of losses	(75)	(61)
Balance at the end of year	279	218

7	Equity investment (Continued)
(a)	Investment in an equity investee (Continued)

The Company recognized its share of the equity investee’s loss of US$75 and US$61 for the years ended December 31, 2022 and 2023, respectively. There was no indicator of impairment noted for this equity-method investment as of December 31, 2022 and 2023.

(b)	Amount due from an equity investee

As of December 31, 2022 and 2023, the amount was due from V-Click in relation to cash advances of US$312 and US$6, respectively, which was unsecured, interest-free and repayable on demand.